Liquidity (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities
Schedule of Group Liquidity and Net Debt

€ millions	2023	2022	∆
/ Cash and cash equivalents	8,124	9,008	-883
Current time deposits and debt securities	3,151	686	2,464
Group liquidity	11,275	9,694	1,581
Current financial debt	-1,143	-3,986	2,843
Non-current financial debt	-6,612	-7,778	1,166
Financial debt	-7,755	-11,764	4,009
Net debt (–)	3,521	-2,070	5,590

Schedule of Cash and Cash Equivalents

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,369	0	3,369	3,176	0	3,176
Time deposits	2,130	0	2,130	2,932	0	2,932
Money market and other funds	2,478	0	2,478	2,855	0	2,855
Debt securities	150	0	150	47	0	47
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	8,124	0	8,124	9,008	0	9,008

Schedule of Non-Derivative Financial Debt Investments

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	3,028	0	3,028	657	0	657
Debt securities	129	0	129	32	0	32
Financial instruments related to employee benefit plans	0	244	244	0	203	203
Loans and other financial receivables	108	192	300	104	129	233
Expected credit loss allowance	-7	0	-7	-3	0	-3
Non-derivative financial debt investments	3,259	436	3,695	790	332	1,122
/ Other financial assets	3,344	5,543	8,887	853	5,626	6,479
Non-derivative financial debt investments as % of / Other financial assets	97	8	42	93	6	17

Schedule of Financial Debt

€ millions	2023					2022
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	850	6,521	849	5,932	6,780	1,600	7,381	1,600	6,556	8,155
Private placement transactions	292	90	294	95	388	0	397	0	405	405
Commercial paper	0	0	0	0	0	930	0	928	0	928
Bank loans	0	0	0	0	0	1,456	0	1,456	0	1,456
Financial debt	1,143	6,612	1,143	6,026	7,169	3,986	7,778	3,983	6,960	10,943
/ Financial liabilities[1]			1,735	7,941	9,676			4,808	9,547	14,354
Financial debt as % of / Financial liabilities			66	76	74			83	73	76

1 In 2023, SAP changed the presentation of trade-debtors with a credit balance from Financial liabilities to Trade and other payables. Trade-debtors with credit balances for 2023 are €186 million (2022: €286 million). The presentation for 2022 remains unchanged.

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	1/1/2023	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2023
			Combinations	Currency	Changes
Current financial debt	3,986	-3,986	0	0	0	1,142	1,143
Non-current financial debt	7,778	0	0	-24	0	-1,142	6,612
Financial debt (nominal volume)	11,764	-3,986	0	-24	0	0	7,755
Basis adjustment	-773	0	0	2	221	0	-550
Transaction costs	-47	0	0	0	0	12	-35
Financial debt (carrying amount)	10,943	-3,986	0	-22	221	12	7,169
Accrued interest and payment to banks	203	-83	0	0	0	-27	94
Interest rate swaps	753	0	0	-1	-215	0	537
Lease[1]	2,140	-332	0	55	0	-241	1,621
Total liabilities from financing activities	14,039	-4,400	0	32	7	-256	9,421

[1] Other includes new lease liabilities.

€ millions	1/1/2022	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2022
			Combinations	Currency	Changes
Current financial debt	3,755	-1,406	0	36	0	1,600	3,986
Non-current financial debt	9,338	0	0	40	0	-1,600	7,778
Financial debt (nominal volume)	13,094	-1,406	0	76	0	0	11,764
Basis adjustment	-34	0	0	2	-741	0	-773
Transaction costs	-55	0	0	0	0	8	-47
Financial debt (carrying amount)	13,005	-1,406	0	77	-741	8	10,943
Accrued interest	60	119	0	0	0	24	203
Interest rate swaps	42	0	0	-1	711	0	753
Lease[1]	2,143	-424	0	55	0	366	2,140
Total liabilities from financing activities	15,250	-1,711	0	131	-29	398	14,039

[1] Other includes new lease liabilities.

Bonds
Financial Liabilities
Schedule of Financial Debt

	2023							2022
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 8 – 2014	2023	99.478%	1.125% (fix)	1.24%		€1,000	0	1,000
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	914	869
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	599	598
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	499	499
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	428	401
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	849	848
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	891	843
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,045	976
Eurobond 22 – 2020	2023	99.794%	0.000% (fix)	0.07%		€600	0	600
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	598	597
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	686	643
Eurobonds							6,509	7,874
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	271	281
Bonds							6,780	8,155

Private placements
Financial Liabilities
Schedule of Financial Debt

	2023						2022
	Maturity	Coupon Rate	Effective Interest	Nominal Volume		Carrying Amount	Carrying Amount
			Rate	(in respective		(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	323	294	306
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	100	95	99
Private placements						388	405